Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Balance	$ 567,943	$ 494,370	$ 537,401	$ 469,399
Share-based compensation	872	856	1,699	1,585
Dividend payment	(12,944)	(14,414)		(32,700)
Changes in unrealized gain on cash flow hedges		(698)	0	(1,421)
Preferred dividends	(848)	(848)	(1,695)	(1,686)
Common stock dividends			(21,618)
Net income	62,692	24,507	101,928	68,596
Balance	617,715	503,773	617,715	503,773
Redeemable Preferred Stock
Balance			37,043
Balance	37,043		37,043
Redeemable Preferred Stock
Redeemable Preferred Stock
Balance	$ 37,043	$ 37,043	$ 37,043	$ 37,043
Balance (in shares)	40	40	40	40
Balance	$ 37,043	$ 37,043	$ 37,043	$ 37,043
Balance (in shares)	40	40	40	40
Common Stock
Balance	$ 436	$ 430	$ 433	$ 426
Balance (in shares)			41,305	40,627
Issue of common stock	3	3	$ 5	$ 7
Issue of common stock (in shares)			537	669
Balance	$ 439	$ 433	$ 439	$ 433
Balance (in shares)	41,842	41,296	41,842	41,296
Common Stock | Redeemable Preferred Stock
Balance (in shares)	41,535	40,999
Issue of common stock (in shares)	307	297
Balance (in shares)	41,842	41,296	41,842	41,296
Additional paid-in capital
Balance	$ 472,040	$ 468,731	$ 471,216	$ 468,006
Issue of common stock	(3)	(3)	(5)	(7)
Share-based compensation	872	856	1,699	1,585
Balance	472,910	469,583	472,910	469,583
Accumulated other comprehensive loss
Balance		745		1,468
Changes in unrealized gain on cash flow hedges		(698)		(1,421)
Balance		46		46
Treasury stock
Balance	(15,636)	(15,636)	(15,636)	(15,636)
Balance	(15,636)	(15,636)	(15,636)	(15,636)
Retained earnings
Balance	111,103	40,101	81,388	15,135
Dividend payment	(12,944)	(14,414)		(32,700)
Preferred dividends	(848)	(848)	(1,695)	(1,686)
Common stock dividends			(21,618)
Net income	62,692	24,507	101,928	68,596
Balance	$ 160,002	$ 49,347	$ 160,002	$ 49,347